Business Combinations and Disposals (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations and Disposals [Abstract]
Summary of Preliminary Estimate of Fair Value of Net Assets Acquired and Reconciliation of Cash Flows
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2024
Other current assets, including cash acquired of Ps. 166	Ps.	191
Inventories		762
Property, plant and equipment		3,770
Right-of-use assets		555
Other intangible assets		1,216
Total assets		6,494
Total liabilities		(910)
Net assets acquired		5,584
Goodwill arising on acquisition		2,099
Total consideration transferred		7,683
Cash acquired		(166)
Net cash paid	Ps.	7,517

(1) In 2024 the PPA was pending finalization, as the allocation of the value in the assets was still in process. As a result of the purchase price allocation which was finalized in 2025, additional fair value adjustments were recognized in 2025 as follows: an increase in the fair value of property, plant and equipment of Ps. 637 and a decrease in goodwill by the same amount. In addition, as a result of the fair value adjustments, the accumulated depreciation was adjusted Ps. 37.
The final allocation of the purchase price to the fair value of the net assets acquired is as follows:

	2023
Total current assets, including cash acquired of Ps. 39	Ps.	271
Customer relationships		188
Trademark rights		26
Technology cost		145
Total non-current assets		97
Total assets		727
Total liabilities		(223)
Net assets acquired		504
Goodwill arising on acquisition		3,918
Total consideration transferred		4,422
Earn out		(596)
Cash acquired		(39)
Net cash paid	Ps.	3,787

Summary of Selected Income Statement for Period from Acquisition Date
The income statement information of this acquisition for the period from the acquisition date through December 31, 2024 is as follows:

Income Statement	2024
Total revenues	Ps.	3,672
Loss before income taxes		(5)
Net loss	Ps.	(5)
The income statement information of this acquisition for the period from the acquisition date through December 31, 2023 is as follows:

Income Statement	2023
Total revenues	Ps.	1,527
Income before income taxes		2
Net loss	Ps.	(11)

Summary of Unaudited Pro Forma Financial Information
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2024
Total revenues	Ps.	796,086
Income before income taxes and share of the profit of equity method accounted investees		67,776
Net income		41,465
Basic net controlling interest income per share Series “B”	Ps.	1.39
Basic net controlling interest income per share Series “D”		1.74
Unaudited consolidated pro forma financial data for the acquisitions is as follows:

	For the year ended
	December 31, 2023
Total revenues	Ps.	710,327
Income before income taxes and share of the profit of equity method accounted investees		57,826
Net income		76,622
Basic net controlling interest income per share Series “B”	Ps.	3.27
Basic net controlling interest income per share Series “D”		4.09

Summary of Income Statement of Discontinued Operations
A summary of the results of the discontinued operation from January 1 to December 31, 2023, corresponding to Heineken's equity method, is shown below:

	December 31, 2023
Proceeds from the sale of shares	Ps.	133,222
Cost of sale of shares		106,273
		26,949
Expenses related to the sale		(430)
Recycling:
Foreign exchange loss of the equity method		(9,235)
Gain on the remeasurement of the value of derivative instruments		738
Employee benefits		(1,247)
Cancellation effects of hedge of foreign net investment (Note 19)		5,763
		(3,981)
Equity method:
Results for the period, net of tax		619
Foreign exchange of the period		(2,141)
		(1,523)
Change in investment recognition:
Gain on revaluation at fair value of the shares		26,820
Taxes
Cancellation of deferred tax asset related to the investment		(4,134)
Tax paid on the sale of shares		(10,697)
Gain on sale of shares reclassified to discontinued operations	Ps.	33,003
The major classes of assets and liabilities classified as held for sale as at December 31, 2024 is, as follows:

		2024
Cash	Ps.	977
Trade receivables		4,758
Inventories		324
Other current assets		625
Total Current Assets		6,684

Property, plant and equipment		2,577
Right-of-use assets		2,710
Intangible assets		1,507
Other assets		917
Total Assets		14,395

Lease liabilities		703
Operating liabilities		3,099
Total Current Liabilities		3,802

Non-current portion lease liabilities		2,329
Employee Benefits		189
Other liabilities		632
Total Liabilities	Ps.	6,952
As a result of the transaction, the Company lost control over the businesses described and recognized a gain of disposal of Ps. 4,165 million, reclassified to discontinued operations.

	December 31, 2024
Proceeds from the sale of shares	Ps.	8,172
Cost of sale of shares		5,063
		3,109
Expenses related to the sale		(65)
Recycling:
Foreign exchange loss		(1,755)
Employee benefits		(21)
		(1,776)
Income of period:
Net Income		3,238
Taxes:
Cancellation of deferred tax		195
Current tax expense		(536)
		(341)

Gain on sale of shares reclassified to discontinued operations	Ps.	4,165
As a result of these transactions, the Company lost control over the businesses described and recognized a gain of disposal of Ps. 1,574 million, presented as discontinued operations.

	December 31, 2025
Proceeds from the sale of businesses	Ps.	7,075
Cost of sale of businesses		5,622
Write off of intangible asset		466
		987
Recycling:
Employee benefits		(52)
Loss on the remeasurement of the value of derivative instruments		(1)
Cumulative Translation Adjustment		260
		207
Income of period:
Net Income		380

Gain on sale of shares of discontinued operations	Ps.	1,574
The results of the discontinued operations related to these dispositions, which are all part of the same disposal decision related to the FEMSA Forward strategy, for the years ended are shown below:

		2025		2024		2023
Net sales	Ps.	—	Ps.	20,200	Ps.	80,634
Cost of goods sold		—		17,572		62,275
Gross profit		—		2,628		18,359
Operating profit		—		1,258		3,997
Loss before income taxes of discontinued operations		—		(2,756)		(1,334)
Income taxes		—		(1,294)		511
Gain on sale of discontinued operations		1,574		4,165		59
Net income (loss) of the period of discontinued operations (1)	Ps.	1,574	Ps.	115	Ps.	(765)

Heineken		—		—		33,003
Total discontinued operations	Ps.	1,574	Ps.	115	Ps.	32,238

(1) Includes impairment loss related to Logistics and Distribution for an amount of Ps. 4,879 and Ps. 3,955 in 2024 and 2023, respectively
Summary of Disclosure of Non-Current Assets Held For Sale and Discontinued Operations	The major classes of assets and liabilities classified as held for sale as at December 31, 2024 is, as follows:

		2024
Cash	Ps.	977
Trade receivables		4,758
Inventories		324
Other current assets		625
Total Current Assets		6,684

Property, plant and equipment		2,577
Right-of-use assets		2,710
Intangible assets		1,507
Other assets		917
Total Assets		14,395

Lease liabilities		703
Operating liabilities		3,099
Total Current Liabilities		3,802

Non-current portion lease liabilities		2,329
Employee Benefits		189
Other liabilities		632
Total Liabilities	Ps.	6,952